Goodwill and Intangible Assets, Summary of Changes in Fair Value of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Goodwill [Line Items]
Goodwill, beginning balance	$ 1,105,258
Impairment	(698,650)
Goodwill, ending balance	406,608	$ 35,002
Zero Fox Predecessor [Member]
Goodwill [Line Items]
Goodwill, beginning balance	$ 35,002	28,614
Adjustment related to business acquisitions		675
Business acquisition		5,713
Goodwill, ending balance		$ 35,002